COLUMBIA HIGH YIELD OPPORTUNITY FUND
                         COLUMBIA STRATEGIC INCOME FUND
                  (EACH A "FUND" AND COLLECTIVELY, THE "FUNDS")
    SUPPLEMENT TO THE PROSPECTUSES DATED OCTOBER 1, 2004 (THE "PROSPECTUSES")

      The Prospectuses are hereby supplemented with the following information relating to hypothetical investment and expense information:

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

      The following supplemental hypothetical investment information provides additional information about the effect of the expenses of each Fund, including investment advisory fees and other Fund costs, on the Funds' returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in each class of the Funds assuming a 5% return each year, the hypothetical year-end balance before expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period, that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for each Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of fee waivers or expense reimbursements. Your actual costs may be higher or lower.

COLUMBIA HIGH YIELD OPPORTUNITY FUND - A

                              ANNUAL EXPENSE RATIO
                                      1.18%

                  CUMULATIVE RETURN  HYPOTHETICAL YEAR-END                               HYPOTHETICAL YEAR       ANNUAL
                   BEFORE FEES AND      BALANCE BEFORE           CUMULATIVE RETURN       END BALANCE AFTER      FEES AND
YEAR                   EXPENSES        FEES AND EXPENSES      AFTER FEES AND EXPENSES    FEES AND EXPENSES      EXPENSES
 1                       5.00%            $10,001.25                  3.82%                  $ 9,888.85         $  589.54
 2                      10.25%            $10,501.31                  7.79%                  $10,266.61         $  118.92
 3                      15.76%            $11,026.38                 11.90%                  $10,658.79         $  123.46
 4                      21.55%            $11,577.70                 16.18%                  $11,065.96         $  128.18
 5                      27.63%            $12,156.58                 20.62%                  $11,488.68         $  133.07
 6                      34.01%            $12,764.41                 25.22%                  $11,927.55         $  138.16
 7                      40.71%            $13,402.63                 30.01%                  $12,383.18         $  143.43
 8                      47.75%            $14,072.76                 34.97%                  $12,856.22         $  148.91
 9                      55.13%            $14,776.40                 40.13%                  $13,347.32         $  154.60
 10                     62.89%            $15,515.22                 45.48%                  $13,857.19         $  160.51

TOTAL GAIN BEFORE FEES AND EXPENSES       $ 5,990.22
TOTAL GAIN AFTER FEES AND EXPENSES                                                           $ 4,332.19
TOTAL ANNUAL FEES AND EXPENSES                                                                                  $1,838.78

COLUMBIA HIGH YIELD OPPORTUNITY FUND - B

                              ANNUAL EXPENSE RATIO
                                      1.93%

                  CUMULATIVE RETURN  HYPOTHETICAL YEAR-END                               HYPOTHETICAL YEAR       ANNUAL
                   BEFORE FEES AND      BALANCE BEFORE           CUMULATIVE RETURN       END BALANCE AFTER      FEES AND
YEAR                   EXPENSES        FEES AND EXPENSES      AFTER FEES AND EXPENSES    FEES AND EXPENSES      EXPENSES
 1                       5.00%           $10,500.00                    3.07%                 $10,307.00         $  195.96
 2                      10.25%           $11,025.00                    6.23%                 $10,623.42         $  201.98
 3                      15.76%           $11,576.25                    9.50%                 $10,949.56         $  208.18
 4                      21.55%           $12,155.06                   12.86%                 $11,285.72         $  214.57
 5                      27.63%           $12,762.82                   16.32%                 $11,632.19         $  221.16
 6                      34.01%           $13,400.96                   19.89%                 $11,989.30         $  227.95
 7                      40.71%           $14,071.00                   23.57%                 $12,357.37         $  234.95
 8                      47.75%           $14,774.55                   27.37%                 $12,736.74         $  242.16
 9                      55.13%           $15,513.28                   32.23%                 $13,223.28         $  153.16
 10                     62.89%           $16,288.95                   37.28%                 $13,728.41         $  159.01

TOTAL GAIN BEFORE FEES AND EXPENSES      $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                           $ 3,728.41
TOTAL ANNUAL FEES AND EXPENSES                                                                                  $2,059.08

COLUMBIA HIGH YIELD OPPORTUNITY FUND - C

                              ANNUAL EXPENSE RATIO
                                      1.93%

                  CUMULATIVE RETURN  HYPOTHETICAL YEAR-END                               HYPOTHETICAL YEAR       ANNUAL
                   BEFORE FEES AND      BALANCE BEFORE           CUMULATIVE RETURN       END BALANCE AFTER      FEES AND
YEAR                   EXPENSES        FEES AND EXPENSES      AFTER FEES AND EXPENSES    FEES AND EXPENSES      EXPENSES
 1                       5.00%           $10,500.00                   3.07%                  $10,307.00         $  195.96
 2                      10.25%           $11,025.00                   6.23%                  $10,623.42         $  201.98
 3                      15.76%           $11,576.25                   9.50%                  $10,949.56         $  208.18
 4                      21.55%           $12,155.06                  12.86%                  $11,285.72         $  214.57
 5                      27.63%           $12,762.82                  16.32%                  $11,632.19         $  221.16
 6                      34.01%           $13,400.96                  19.89%                  $11,989.30         $  227.95
 7                      40.71%           $14,071.00                  23.57%                  $12,357.37         $  234.95
 8                      47.75%           $14,774.55                  27.37%                  $12,736.74         $  242.16
 9                      55.13%           $15,513.28                  31.28%                  $13,127.76         $  249.59
 10                     62.89%           $16,288.95                  35.31%                  $13,530.78         $  257.25

TOTAL GAIN BEFORE FEES AND EXPENSES      $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                           $ 3,530.78
TOTAL ANNUAL FEES AND EXPENSES                                                                                  $2,253.75

COLUMBIA HIGH YIELD OPPORTUNITY FUND - Z

                              ANNUAL EXPENSE RATIO
                                      0.93%

                  CUMULATIVE RETURN  HYPOTHETICAL YEAR-END                               HYPOTHETICAL YEAR       ANNUAL
                   BEFORE FEES AND      BALANCE BEFORE           CUMULATIVE RETURN       END BALANCE AFTER      FEES AND
YEAR                   EXPENSES        FEES AND EXPENSES      AFTER FEES AND EXPENSES    FEES AND EXPENSES      EXPENSES
 1                       5.00%            $10,500.00                  4.07%                  $10,407.00         $   94.89
 2                      10.25%            $11,025.00                  8.31%                  $10,830.56         $   98.75
 3                      15.76%            $11,576.25                 12.71%                  $11,271.37         $  102.77
 4                      21.55%            $12,155.06                 17.30%                  $11,730.11         $  106.96
 5                      27.63%            $12,762.82                 22.08%                  $12,207.53         $  111.31
 6                      34.01%            $13,400.96                 27.04%                  $12,704.38         $  115.84
 7                      40.71%            $14,071.00                 32.21%                  $13,221.44         $  120.56
 8                      47.75%            $14,774.55                 37.60%                  $13,759.56         $  125.46
 9                      55.13%            $15,513.28                 43.20%                  $14,319.57         $  130.57
 10                     62.89%            $16,288.95                 49.02%                  $14,902.38         $  135.88

TOTAL GAIN BEFORE FEES AND EXPENSES       $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                           $ 4,902.38
TOTAL ANNUAL FEES AND EXPENSES                                                                                  $1,142.99

COLUMBIA STRATEGIC INCOME FUND - A

                              ANNUAL EXPENSE RATIO
                                      1.16%

                  CUMULATIVE RETURN  HYPOTHETICAL YEAR-END                               HYPOTHETICAL YEAR       ANNUAL
                   BEFORE FEES AND      BALANCE BEFORE           CUMULATIVE RETURN       END BALANCE AFTER      FEES AND
YEAR                   EXPENSES        FEES AND EXPENSES      AFTER FEES AND EXPENSES    FEES AND EXPENSES      EXPENSES
 1                       5.00%            $10,001.25                  3.84%                  $ 9,890.76         $  587.61
 2                      10.25%            $10,501.31                  7.83%                  $10,270.57         $  116.94
 3                      15.76%            $11,026.38                 11.97%                  $10,664.95         $  121.43
 4                      21.55%            $11,577.70                 16.27%                  $11,074.49         $  126.09
 5                      27.63%            $12,156.58                 20.73%                  $11,499.75         $  130.93
 6                      34.01%            $12,764.41                 25.37%                  $11,941.34         $  135.96
 7                      40.71%            $13,402.63                 30.18%                  $12,399.89         $  141.18
 8                      47.75%            $14,072.76                 35.18%                  $12,876.04         $  146.60
 9                      55.13%            $14,776.40                 40.37%                  $13,370.48         $  152.23
 10                     62.89%            $15,515.22                 45.76%                  $13,883.91         $  158.08

TOTAL GAIN BEFORE FEES AND EXPENSES       $ 5,990.22
TOTAL GAIN AFTER FEES AND EXPENSES                                                           $ 4,358.91
TOTAL ANNUAL FEES AND EXPENSES                                                                                  $1,817.05

COLUMBIA STRATEGIC INCOME FUND - B

                              ANNUAL EXPENSE RATIO
                                      1.91%

                  CUMULATIVE RETURN  HYPOTHETICAL YEAR-END                               HYPOTHETICAL YEAR       ANNUAL
                   BEFORE FEES AND      BALANCE BEFORE           CUMULATIVE RETURN       END BALANCE AFTER      FEES AND
YEAR                   EXPENSES        FEES AND EXPENSES      AFTER FEES AND EXPENSES    FEES AND EXPENSES      EXPENSES
 1                       5.00%            $10,500.00                   3.09%                 $10,309.00         $  193.95
 2                      10.25%            $11,025.00                   6.28%                 $10,627.55         $  199.94
 3                      15.76%            $11,576.25                   9.56%                 $10,955.94         $  206.12
 4                      21.55%            $12,155.06                  12.94%                 $11,294.48         $  212.49
 5                      27.63%            $12,762.82                  16.43%                 $11,643.48         $  219.06
 6                      34.01%            $13,400.96                  20.03%                 $12,003.26         $  225.83
 7                      40.71%            $14,071.00                  23.74%                 $12,374.16         $  232.80
 8                      47.75%            $14,774.55                  27.57%                 $12,756.52         $  240.00
 9                      55.13%            $15,513.28                  32.46%                 $13,246.37         $  150.82
 10                     62.89%            $16,288.95                  37.55%                 $13,755.03         $  156.61

TOTAL GAIN BEFORE FEES AND EXPENSES       $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                           $ 3,755.03
TOTAL ANNUAL FEES AND EXPENSES                                                                                  $2,037.62


COLUMBIA STRATEGIC INCOME FUND - C

                              ANNUAL EXPENSE RATIO
                                      1.91%

                  CUMULATIVE RETURN  HYPOTHETICAL YEAR-END                               HYPOTHETICAL YEAR       ANNUAL
                   BEFORE FEES AND      BALANCE BEFORE           CUMULATIVE RETURN       END BALANCE AFTER      FEES AND
YEAR                   EXPENSES        FEES AND EXPENSES      AFTER FEES AND EXPENSES    FEES AND EXPENSES      EXPENSES
 1                      5.00%             $10,500.00                 3.09%                   $10,309.00         $  193.95
 2                     10.25%             $11,025.00                 6.28%                   $10,627.55         $  199.94
 3                     15.76%             $11,576.25                 9.56%                   $10,955.94         $  206.12
 4                     21.55%             $12,155.06                12.94%                   $11,294.48         $  212.49
 5                     27.63%             $12,762.82                16.43%                   $11,643.48         $  219.06
 6                     34.01%             $13,400.96                20.03%                   $12,003.26         $  225.83
 7                     40.71%             $14,071.00                23.74%                   $12,374.16         $  232.80
 8                     47.75%             $14,774.55                27.57%                   $12,756.52         $  240.00
 9                     55.13%             $15,513.28                31.51%                   $13,150.70         $  247.41
 10                    62.89%             $16,288.95                35.57%                   $13,557.06         $  255.06

TOTAL GAIN BEFORE FEES AND EXPENSES       $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                           $ 3,557.06
TOTAL ANNUAL FEES AND EXPENSES                                                                                  $2,232.66

COLUMBIA STRATEGIC INCOME FUND - J

                              ANNUAL EXPENSE RATIO
                                      1.51%

                  CUMULATIVE RETURN  HYPOTHETICAL YEAR-END                               HYPOTHETICAL YEAR       ANNUAL
                   BEFORE FEES AND      BALANCE BEFORE           CUMULATIVE RETURN       END BALANCE AFTER      FEES AND
YEAR                   EXPENSES        FEES AND EXPENSES      AFTER FEES AND EXPENSES    FEES AND EXPENSES      EXPENSES
 1                       5.00%           $10,500.00                   3.49%                  $10,349.00         $  153.63
 2                      10.25%           $11,025.00                   7.10%                  $10,710.18         $  159.00
 3                      15.76%           $11,576.25                  10.84%                  $11,083.97         $  164.55
 4                      21.55%           $12,155.06                  14.71%                  $11,470.80         $  170.29
 5                      27.63%           $12,762.82                  18.71%                  $11,871.13         $  176.23
 6                      34.01%           $13,400.96                  22.85%                  $12,285.43         $  182.38
 7                      40.71%           $14,071.00                  27.14%                  $12,714.19         $  188.75
 8                      47.75%           $14,774.55                  31.58%                  $13,157.92         $  195.33
 9                      55.13%           $15,513.28                  36.17%                  $13,617.13         $  202.15
 10                     62.89%           $16,288.95                  40.92%                  $14,092.36         $  209.21

TOTAL GAIN BEFORE FEES AND EXPENSES      $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                           $ 4,092.36
TOTAL ANNUAL FEES AND EXPENSES                                                                                  $1,801.52

COLUMBIA STRATEGIC INCOME FUND - Z

                              ANNUAL EXPENSE RATIO
                                      0.92%

                  CUMULATIVE RETURN  HYPOTHETICAL YEAR-END                               HYPOTHETICAL YEAR       ANNUAL
                   BEFORE FEES AND      BALANCE BEFORE           CUMULATIVE RETURN       END BALANCE AFTER      FEES AND
YEAR                   EXPENSES        FEES AND EXPENSES      AFTER FEES AND EXPENSES    FEES AND EXPENSES      EXPENSES
 1                       5.00%           $10,500.00                    4.08%                 $10,408.00         $   93.88
 2                      10.25%           $11,025.00                    8.33%                 $10,832.65         $   97.71
 3                      15.76%           $11,576.25                   12.75%                 $11,274.62         $  101.69
 4                      21.55%           $12,155.06                   17.35%                 $11,734.62         $  105.84
 5                      27.63%           $12,762.82                   22.13%                 $12,213.40         $  110.16
 6                      34.01%           $13,400.96                   27.12%                 $12,711.70         $  114.66
 7                      40.71%           $14,071.00                   32.30%                 $13,230.34         $  119.33
 8                      47.75%           $14,774.55                   37.70%                 $13,770.14         $  124.20
 9                      55.13%           $15,513.28                   43.32%                 $14,331.96         $  129.27
 10                     62.89%           $16,288.95                   49.17%                 $14,916.70         $  134.54

TOTAL GAIN BEFORE FEES AND EXPENSES      $ 6,288.95
TOTAL GAIN AFTER FEES AND EXPENSES                                                           $ 4,916.70
TOTAL ANNUAL FEES AND EXPENSES                                                                                  $1,131.28

SUP-47-87802-0605                                                  June 30, 2005